RISKS AND UNCERTAINTIES (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Risk and Uncertainty [Line Items]
EBP, Risk and Uncertainty	The following table provides details on investments that represent a concentration of 10% or greater of the Plan’s net assets at December 31:

	2025		2024
(In thousands)	Balance	% of Net Assets	Balance	% of Net Assets
Vanguard Target Retirement Trust Select 2030	$650,967	12%	$629,371	12%
Vanguard Target Retirement Trust Select 2035	652,284	12%	579,826	11%
Vanguard Target Retirement Trust Select 2040	545,668	10%	Not Applicable
Vanguard Institutional 500 Index Trust	Not Applicable		926,549	18%
Vanguard Institutional 500 Index B Trust	970,442	18%	Not Applicable